2. Loans: Troubled Debt Restructurings on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,584	$ 11,280,800	$ 10,256,084
Real Estate Loans	59	455,019	412,226
Sales Finance Contracts	202	484,991	440,703
Total ...............................................	3,845	$ 12,220,810	$ 11,109,013

TDRs that subsequently defaulted during the year ended December 31, 2012 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	583	$1,171,053
Real Estate Loans	3	10,851
Sales Finance Contracts	28	20,617
Total ...............................................	614	$1,202,521

The following table presents a summary of loans that were restructured during the year ended December 31, 2011.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,844	$ 10,009,008	$ 9,007,130
Real Estate Loans	62	411,542	401,625
Sales Finance Contracts	247	445,611	411,778
Total ...............................................	4,153	$ 10,866,161	$ 9,820,533

TDRs that subsequently defaulted during the year ended December 31, 2011 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	643	$ 1,286,829
Real Estate Loans	4	17,534
Sales Finance Contracts	46	66,878
Total ...............................................	693	$ 1,371,241